Expense Example, No Redemption	Apr. 30, 2026 USD ($)
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 93
Expense Example, No Redemption, 3 Years	457
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,933
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	663
Expense Example, No Redemption, 3 Years	1,006
Expense Example, No Redemption, 5 Years	1,372
Expense Example, No Redemption, 10 Years	2,398
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	404
Expense Example, No Redemption, 5 Years	737
Expense Example, No Redemption, 10 Years	1,679
The Gabelli Global Growth Fund | The Gabelli Global Growth Fund CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	749
Expense Example, No Redemption, 10 Years	1,710
The Gabelli Global Growth Fund | The Gabelli Global Growth Fund CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	961
Expense Example, No Redemption, 5 Years	1,281
Expense Example, No Redemption, 10 Years	2,187
The Gabelli Global Growth Fund | The Gabelli Global Growth Fund CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	355
Expense Example, No Redemption, 5 Years	639
Expense Example, No Redemption, 10 Years	1,449
GABELLI INTERNATIONAL SMALL CAP FUND | GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	934
Expense Example, No Redemption, 5 Years	1,792
Expense Example, No Redemption, 10 Years	4,013
GABELLI INTERNATIONAL SMALL CAP FUND | GABELLI INTERNATIONAL SMALL CAP FUND CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	663
Expense Example, No Redemption, 3 Years	1,455
Expense Example, No Redemption, 5 Years	2,263
Expense Example, No Redemption, 10 Years	4,356
GABELLI INTERNATIONAL SMALL CAP FUND | GABELLI INTERNATIONAL SMALL CAP FUND CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	884
Expense Example, No Redemption, 5 Years	1,695
Expense Example, No Redemption, 10 Years	3,811
The Gabelli Global Rising Income and Dividend Fund | The Gabelli Global Rising Income and Dividend Fund CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	436
Expense Example, No Redemption, 5 Years	804
Expense Example, No Redemption, 10 Years	1,840
The Gabelli Global Rising Income and Dividend Fund | The Gabelli Global Rising Income and Dividend Fund CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	987
Expense Example, No Redemption, 5 Years	1,334
Expense Example, No Redemption, 10 Years	2,311
The Gabelli Global Rising Income and Dividend Fund | The Gabelli Global Rising Income and Dividend Fund CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	383
Expense Example, No Redemption, 5 Years	696
Expense Example, No Redemption, 10 Years	1,584
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	1,073
Expense Example, No Redemption, 10 Years	2,461
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	1,112
Expense Example, No Redemption, 5 Years	1,587
Expense Example, No Redemption, 10 Years	2,894
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	968
Expense Example, No Redemption, 10 Years	$ 2,220